Cash, Cash Equivalents, and Restricted Cash	9 Months Ended
Sep. 30, 2021
Leafly Holdings, Inc.[Member]
Cash, Cash Equivalents, and Restricted Cash [Line Items]
Cash, Cash Equivalents, and Restricted Cash

NOTE 3 — Cash, Cash Equivalents, and Restricted Cash

Cash, cash equivalents, and restricted cash consist of the following:

	September 30, 2021	December 31, 2020
Cash and cash equivalents	$33,104	$4,818
Restricted cash	142	116
	$33,246	$4,934